Premises, Equipment, Lease Commitments and Other Assets Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets Textual [Abstract]
Depreciation and amortization expense for premises and equipment	$ 1,200,000,000	$ 1,300,000,000	$ 1,400,000,000
Net gains (losses) on disposition of premises and equipment	(15,000,000)	7,000,000	(17,000,000)
Operating leases for premises and equipment, term (In years)	15 years
Operating leases for premises and equipment, longest term expiration date	2105
Operating lease rental expense, net of rental income	$ 1,300,000,000	$ 1,100,000,000	$ 1,200,000,000